Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41669
Entity Registrant Name	Multi Ways Holdings Limited
Entity Central Index Key	0001941500
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3E Gul Circle
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	629633
Title of 12(b) Security	Ordinary shares, par value $0.00025 per share
Trading Symbol	MWG
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	33,330,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Multi Ways Holdings Limited and Subsidiaries (collectively referred to as the “Company”) as of December 31, 2024 and 2023 the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity and cash flows for each of the years in the three-year period ended December 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Onestop Assurance PAC
Auditor Location	Singapore
Auditor Firm ID	6732
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3E Gul Circle
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	629633
City Area Code	+65
Local Phone Number	6287 5252
Contact Personnel Name	James Lim Eng Hock
Contact Personnel Email Address	ir@multiwaysholdings.com